[ZURICH KEMPER LIFE INSURANCE COMPANIES LETTERHEAD]


VIA EDGAR


March 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


    Re: Kemper Investors Life Insurance Company ("KILICO") and its KILICO Variable Separate Account ("Registrant")
              (File No. 333-88845)

              Rule 497(j) Certification

Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus, dated February 1, 2000, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent pre-effective amendment to the registration statement. The text of the most recent pre-effective amendment was filed electronically with the Commission on January 28, 2000.

Please call the undersigned at (847)-969-3507 if you have any questions or comments.

Yours truly,

/S/ FRANK J. JULIAN
Frank J. Julian
Associate General Counsel